Fair Value of Financial Instruments - Continuity Schedule of Contingent Consideration Payable (Details) - CAD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance	$ 422,002
Ending balance	409,185	$ 422,002
Contingent consideration payable | Level 3
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance	14,371	250
Additions	3,353	14,371
Unrealized gain (loss) from changes in fair value	(5,237)	0
Payments	0	(250)
Ending balance	12,487	14,371
Contingent consideration payable | Level 3 | Thrive Cannabis
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance	14,371	0
Additions	451	14,371
Unrealized gain (loss) from changes in fair value	(4,882)	0
Payments	0	0
Ending balance	9,940	14,371
Contingent consideration payable | Level 3 | Bevo Agtech Inc.
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance	0	0
Additions	2,902	0
Unrealized gain (loss) from changes in fair value	(355)	0
Payments	0	0
Ending balance	2,547	0
Contingent consideration payable | Level 3 | Other
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance	0	250
Additions	0	0
Unrealized gain (loss) from changes in fair value	0	0
Payments	0	(250)
Ending balance	$ 0	$ 0